Average Annual Total Returns - SA AB Small and Mid Cap Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 2 Since Inception	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Class 3 Since Inception	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.26%	8.46%		10.05%	Jan. 23, 2012	4.09%	8.28%	8.61%		3.98%	8.19%	8.51%		4.88%	9.43%	9.33%	10.27%